Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2021
Non-Controlling Interests [Abstract]
Summary of changes in equity classified non-controlling ownership interests in subsidiaries	The following table summarizes the changes in the equity classified non-controlling ownership interest in subsidiaries by reportable segment:

	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Total $000s
Balance at January 1, 2019 *	(15,102)	(20,800)	(73,225)	592	(108,535)
Share of comprehensive loss	(17,643)	(13,483)	(23,953)	—	(55,079)
Deconsolidation of subsidiary	—	—	97,178	—	97,178
Subsidiary note conversion and changes in NCI ownership interest	—	23,049	—	—	23,049
Equity settled share-based payments	—	1,683	—	—	1,683
Acquisition of a subsidiary non controlling interest	24,039	—	—	—	24,039
Other	24	—	—	1	25
Balance at December 31, 2019 and January 1, 2020	(8,682)	(9,551)	—	593	(17,639)
Share of comprehensive loss	(191)	(1,211)	—	(15)	(1,417)
Equity settled share-based payments	305	2,517	—	—	2,822
Other	—	30	—	(6)	24
Balance at December 31, 2020 and January 1, 2021	(8,567)	(8,215)	—	574	(16,209)
Share of comprehensive income (loss)	(96)	(2,069)	—	15	(2,151)
NCI exercise of share-based awards in subsidiaries - change in NCI interest	—	(5,922)	—	—	(5,922)
Equity settled share-based payments	(4)	6,256	—	—	6,252
Acquisition of a subsidiary non controlling interest	8,668	—	—	—	8,668
Other	—	—	—	(6)	(6)
Balance as of December 31, 2021	—	(9,950)	—	583	(9,368)
(*) Revised to reclassify Alivio into the Internal segment to comply with current period classification. See Note 4.

Summary of aggregation of subsidiaries with material non-controlling interests before intra-group eliminations
The following tables summarize the financial information related to the Group’s subsidiaries with material non-controlling interests, aggregated for interests in similar entities, and before and after intra group eliminations.

	2021
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Intra-group eliminations $000s	Total $000s
Statement of Comprehensive Loss
Total revenue	—	7,771	—	—	7,771
Income/(loss) for the year	—	(50,436)	—	792	(49,644)
Other comprehensive income/(loss)	—	—	—	—	—
Total comprehensive income/(loss) for the year	—	(50,436)	—	792	(49,644)
Statement of Financial Position
Total assets	—	66,279	—	(161)	66,118
Total liabilities	—	228,856	—	(10,755)	218,101
Net assets/(liabilities)	—	(162,576)	—	10,594	(151,982)
As of December 31, 2021, Controlled Founded Entities with non-controlling interests primarily include Follica Incorporated, Sonde Health Inc., Entrega Inc. and Vedanta Biosciences, Inc. Ownership interests of the non-controlling interests in Follica Incorporated, Entrega Inc., Sonde Health Inc., and Vedanta Biosciences, Inc are 19.9 percent, 11.7 percent, 6.2 percent and 3.7 percent, respectively. In addition, Non-controlling interests include the amounts recorded for subsidiary stock options, with the vast majority comprising of Vedanta stock options.

	2020
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Intra-group eliminations $000s	Total $000s
Statement of Comprehensive Loss
Total revenue	3,267	1,957	—	—	5,224
Income/(loss) for the year	(2,407)	(53,535)	—	1,073	(54,869)
Total comprehensive income/(loss) for the year	(2,407)	(53,535)	—	1,073	(54,869)
Statement of Financial Position
Total assets	1,297	67,048	—	(7)	68,339
Total liabilities	12,086	188,345	—	(14,621)	185,809
Net assets/(liabilities)	(10,788)	(121,296)	—	14,615	(117,470)
As of December 31, 2020, Internal segment with non-controlling interests include Alivio, Controlled Founded Entities with non-controlling interests primarily include, Follica Incorporated, Sonde Health Inc., and Vedanta Biosciences, Inc. Ownership interests of the non-controlling interests in Alivio Therapeutics, Inc., Follica Incorporated, Sonde Health Inc., and Vedanta Biosciences, Inc are 8.1 percent, 19.9 percent, 4.5 percent and 0.4 percent, respectively. In addition, Non-controlling interests include the amounts recorded for subsidiary stock options, with the vast majority comprising of Vedanta stock options.

	2019
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s
Statement of Comprehensive Loss
Total revenue	8,006	41	—
Income/(loss) for the year	(26,668)	(23,871)	(47,905)
Other comprehensive income/(loss)	—	—	(10)
Total comprehensive income/(loss) for the year	(26,668)	(23,871)	(47,915)